Derivative Financial Instruments and Risk Management Policies - Exchange Rate Risk (Details) € in Millions, Bs. in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 VEB (Bs.)	Dec. 31, 2023 VEB (Bs.)
Disclosure of detailed information about hedging instruments [line items]
Foreign currency transaction losses, net	€ 113	€ 124
Net debt held as a hedging instrument	27,161
Exchange gains	2,199	1,837	€ 2,910
Venezuela
Disclosure of detailed information about hedging instruments [line items]
Expense due to the effect of monetary correction for inflation	67	161
Argentina
Disclosure of detailed information about hedging instruments [line items]
Exchange gains	€ 183	€ 48	€ 39
Latin American denominated borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	5,436	6,535
US Dollar denominated borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,166	657
Pounds Sterling denominated borrowings
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	46	82
VEB | Foreign currency exchange risk | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Net debt held as a hedging instrument	€ 120	€ 113		Bs. 10,207	Bs. 19,900
Latin American currencies vs USD
Disclosure of detailed information about hedging instruments [line items]
Increase in exchange rate (in percentage)	10.00%